Convertible Preferred Shares - Disclosure of Movement in Preference Shares at End of Each Reporting Period (Detail) - Series C Preferred Shares [Member] - Preferred Shares [Member] - Level 3 Fair Value [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Beginning Balance	$ 511,861	$ 322,215	$ 284,791
Change in fair value	76,424	189,646	37,424
Conversion of convertible preferred shares into post-closing ordinary shares	$ (588,285)
Ending Balance		$ 511,861	$ 322,215